LONG-TERM DEBT - Other Debt (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Other debt	$ 5,266,726	$ 5,116,991
Current portion of long-term debt	573	6,971
Other debt
Debt Instrument [Line Items]
Other debt	$ 2,393	$ 14,798